Notes Payable, net - Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2018		$ 1,320
2019		1,000
2020		1,000
2021		1,000
2022		6,731
Thereafter		0
Long-term Debt	$ 11,534	$ 11,051